Share-Based Compensation - Assumptions to estimate the fair value of options (Details) - Stock Options	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Share-Based Compensation
Risk-free interest rate, minimum (in percent)	2.97%	2.26%	1.75%
Risk-free interest rate, maximum (in percent)	3.13%	2.57%	2.66%
Expected volatility, minimum (in percent)	46.23%	48.08%	49.63%
Expected volatility, maximum (in percent)	48.63%	49.35%	50.39%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0.00%	0.00%	0.00%
Fair value of underlying Ordinary Share, minimum (in dollars per share)	$ 1.5146	$ 0.0858	$ 0.0308
Fair value of underlying Ordinary Share, maximum (in dollars per share)	5.7400	0.5359	0.0577
Fair value of share option, minimum	1.5091	0.0808	0.0273
Fair value of share option, maximum	$ 5.7335	$ 0.5302	$ 0.0531